Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and have been consistently applied. The accompanying unaudited interim condensed consolidated financial statements of the Company include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operating results. The results of operations for the six months ended March 31, 2024 are not necessarily indicative of results to be expected for any other interim period or for the full year ended September 30, 2024. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and notes thereto as of and for the years ended March 31, 2023 and 2022. The CFS include the financial statements of EZGO, its subsidiaries, VIE and VIE’s subsidiaries for which EZGO is the primary beneficiary.

Consolidation
(b)	Consolidation

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements.

The CFS include the financial statements of EZGO, its subsidiaries, VIE and VIE’s subsidiaries for which EZGO is the primary beneficiary. Consolidation of subsidiaries begins from the date the Company obtains control of the subsidiaries and ceases when the Company loses control of the subsidiaries. All inter-company transactions, balances and unrealized gains or losses on transitions among the Company and its subsidiaries were eliminated in consolidation.

A non-controlling interest in a subsidiary of the Company is the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Unaudited Interim Condensed Consolidated Balance Sheets and net loss and other comprehensive loss attributable to non-controlling shareholders is presented as a separate component on the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss.

Business Combination
(c)	Business Combination

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. The Company shall classify as an asset a right to the return of previously transferred consideration if specified conditions are met. Where the consideration in an acquisition includes contingent consideration, and the receivable of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date. It is subsequently carried at fair value with changes in fair value reflected in earnings. As of March 31, 2024, the Company remeasured the fair value (“FV”) of the contingent assets of $647,040 based on the evaluation results from an independent third-party valuation specialist, which was in accordance with the uncompleted proportion of performance commitments made for the fiscal year ended September 30, 2023. The fair value changes in contingent asset were recognized of $310,667 for the six months ended March 31, 2024.

Share Subdivision
(d)	Share Subdivision

Effective on March 22, 2024, the Company effected a Reverse Share Split of all of the Company’s ordinary shares at a ratio of 1-for-40 so that every forty (40) shares are combined into one (1) share (with the fractional shares rounding off to the nearest whole share).The par values and the authorized shares of the ordinary shares were adjusted as a result of the Reverse Share Split. All numbers of shares and per share data presented in the unaudited interim condensed consolidated financial statements and related notes have been retroactively restated to reflect the reverse share split stated above, refer to the Note 20.

Reclassification
(e)	Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net loss or financial position. An adjustment has been made to the unaudited interim condensed consolidated statement of operations for the six months ended March 31, 2023, to reclassify between general and administrative expenses and research and development expenses.

Credit Losses
(f)	Credit Losses

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial statements.

The Company’s accounts receivable, notes receivable, amounts due from related parties and certain receivables which are included in prepaid expenses and other current assets line item in the balance sheet are within the scope of ASC Topic 326. The Company uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Company makes the assessment based on various factors, including aging of receivable balances, historical experience, credit-worthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Company’s ability to collect from the debtors. The Company also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Short-term Investments
(g)	Short-term Investments

Short-term investments include fixed deposit receipt and convertible debt instrument, which are classified based on the nature and characteristics. Convertible debt instrument is classified as available-for-sale debt investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt Securities, which is measured at FV and interest income is recognized in earnings. The unrealized gains or losses from the changes in FVs are reported net of tax in accumulated other comprehensive income until realized. The FV of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company assessed for impairment when fair value is less than the amortized cost basis in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. For the six months ended March 31, 2023 and 2024, the Company did not record any impairment. Fixed deposit receipt is measured at amortized cost, which is classified as held-to-maturity debt investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt Securities.

Accounts Receivable, Net
(h)	Accounts Receivable, Net

Accounts receivable, net are stated at the original amount less allowances for credit losses. Accounts receivable is recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. For the six months ended March 31, 2023 and 2024, the Company recorded allowance for credit losses of $300,266 and $1,025,366 from continuing operations and nil and nil from discontinued operation, respectively.

Intangible Assets, Net
(i)	Intangible Assets, Net

The Company performs valuation of intangible assets arising from business combinations to determine the relative fair value (“FV”) to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at FV. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Patents	5 years
Software copyright	5 years

Goodwill
(j)	Goodwill

Goodwill is the excess of the purchase price over FV of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of March 31 of each year and in between annual tests when an event occurs or circumstances change that could indicate the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the FV of a reporting unit is less than its carrying amount.

If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the FV of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the FV of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its FV, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the FV of each reporting unit. The judgment in estimating the FV of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of FV for each reporting unit. The Company recognized $1,362,044 impairment loss of goodwill from the acquisition of Changzhou Sixun for the six months ended March 31, 2024. As of March 31, 2024, the carrying amount of goodwill was $1,730,582.

Long Term Investment
(k)	Long Term Investment

Long-term investments are the Company’s equity investments in privately held companies accounted for equity method, and equity investments without readily determinable fair values.

(1) Equity investments accounted for using the equity method

The Company applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive loss after the date of acquisition.

(2) Equity investment without readily determinable fair values

Equity investment without readily determinable FVs refers to the investment over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at purchase cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the unaudited interim condensed consolidated statements of operations and comprehensive loss. The Company makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and FV in the unaudited interim condensed consolidated statements of operations and comprehensive loss if any.

Revenue Recognition
(l)	Revenue Recognition

The Company follows ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606), for the revenue from sales of self-manufactured battery cell, battery pack and e-bicycles and battery cell trading, and maintenance service and other services.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots

The Company sells products to different customers, primarily self-manufactured battery cells (see Note 17 Discontinued Operation), self-assembled battery packs, e-bicycles, electronic control system and intelligent robots. The Company identifies one performance obligation in providing the products for a fixed consideration as stated in the sales contract. The Company presents the revenue generated from its sales of products on a gross basis as the Company acts a principal. The revenue is recognized when the Company satisfies the performance obligation by transferring the promised product to the customers upon acceptance by customers.

Revenue from maintenance service

The Company provides comprehensive machine maintenance service, usually through a separate contract specified for the provision of maintenance service. In accordance with the detailed requirements in the contract, the Company implements a targeted maintenance strategy for machines in need of repair. The Company identifies one performance obligation in providing maintenance service for a fixed consideration as stated in the sales contract. The Company presents the revenue generated from its comprehensive machine maintenance service on a gross basis as the Company acts as a principal. The revenue is recognized when the Company satisfies the performance obligation by completion of maintenance service upon acceptance by customers.

Revenue from other services

The Company also provides other services mainly including photovoltaic engineering contracting, and sales of other miscellaneous products and materials. The Company identifies one performance obligation in the provision of services and products in the sales contract and recognizes revenue when the Company satisfies the performance obligation upon acceptance by customers. For photovoltaic engineering contracting, the Company does not directly engage in the construction but rather serves as an intermediatory to connect project employers with suitable contractors. Therefore, the Company presents the revenue from photovoltaic engineering contracting on a net basis as the Company acts an agent.

Revenues from sales of self-manufactured battery cells and lithium batteries and e-bicycles services via sublease agent and its own application named Yidianxing are revenues from the Company’s discontinued operation, and are represented separately in the Unaudited Interim Condensed Consolidated Statements of Operations for the six months ended March 31, 2023 and 2024 (see Note 17 Discontinued Operation). The following table identifies the disaggregation of the Company’s revenues from continuing operations for the six months ended March 31, 2023 and 2024, respectively:

	2023	2024
Sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots	$4,734,580	$8,342,626
Maintenance services	-	175,627
Other	427,118	57,040
Net revenues	$5,161,698	$8,575,293

Contract balance

Contract liabilities primarily consist of advances from customers.

Advance from customers amounted to $1,039,310 and $813,268 as of September 30, 2023 and March 31, 2024, respectively. Revenue included in the beginning balance of advance from customers and recognized during the six months ended March 31, 2023 and 2024 amounted to $148,767 and $264,345, respectively.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable is revenue recognized for amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. The Company has no contract assets as of September 30, 2023 and March 31, 2024.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Warrants
(m)	Warrants

The Company accounts for the warrants issued in connection with equity-linked instrument under authoritative guidance on accounting from ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Company classifies warrants in its consolidated balance sheet as an equity based on the nature and characteristics of each warrant issued. Accordingly, the Company evaluated and classified the warrant instrument under equity treatment at its assigned value.

Foreign currency translation
(n)	Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries, VIE and VIE’s subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in HK is the U.S. dollar (“USD” or “$”). For the entities whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets, liabilities, and receivables from a shareholder in equity are translated at the unified exchange rate at the end of the period as set forth in the H.10 10 Statistical release of the Board of Governors of the Federal Reserve System, and except for receivables from a shareholder, other equity items are translated at historical exchange rates.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Recent Accounting Standards
(o)	Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

The Company has evaluated recent accounting pronouncements issued but not yet effective and has determined that upon adoption, none of these standards will have a material impact on the Company’s unaudited interim condensed consolidated financial statements.